Restructuring and Asset Impairment Charges	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring and Asset Impairment Charges
Restructuring and Asset Impairment Charges

Over the past several years, we have engaged in a series of restructuring programs related to downsizing our employee base, exiting certain activities, outsourcing certain internal functions and engaging in other actions designed to reduce our cost structure and improve productivity. These initiatives primarily consist of severance actions and impact all major geographies and segments. Management continues to evaluate our business, therefore, in future years, there may be additional provisions for new plan initiatives as well as changes in previously recorded estimates, as payments are made or actions are completed. Asset impairment charges were also incurred in connection with these restructuring actions for those assets sold, abandoned or made obsolete as a result of these programs.

Costs associated with restructuring, including employee severance and lease termination costs are generally recognized when it has been determined that a liability has been incurred, which is generally upon communication to the affected employees or exit from the leased facility, respectively. In those geographies where we have either a formal severance plan or a history of consistently providing severance benefits representing a substantive plan, we recognize employee severance costs when they are both probable and reasonably estimable.

A summary of our restructuring program activity during the three years ended December 31, 2012 is as follows:

	Severance and Related Costs	Lease Cancellation and Other Costs	Asset Impairments(1)	Total
Balance at December 31, 2009	$54	$20	$—	$74
Restructuring provision	470	28	26	524
Reversals of prior accruals	(32)	(9)	—	(41)
Net current period charges(2)	438	19	26	483
Charges against reserve and currency	(194)	(14)	(26)	(234)
Balance at December 31, 2010	298	25	—	323
Restructuring provision	98	1	5	104
Reversals of prior accruals	(65)	(6)	—	(71)
Net current period charges(2)	33	(5)	5	33
Charges against reserve and currency	(215)	(13)	(5)	(233)
Balance at December 31, 2011	116	7	—	123
Restructuring provision	160	5	2	167
Reversals of prior accruals	(13)	—	(1)	(14)
Net current period charges(2)	147	5	1	153
Charges against reserve and currency	(140)	(5)	(1)	(146)
Balance at December 31, 2012	$123	$7	$—	$130
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(1)	Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.

(2)	Represents amount recognized within the Consolidated Statements of Income for the years shown.

The following table summarizes the reconciliation to the Consolidated Statements of Cash Flows:

	Year Ended December 31,
	2012	2011	2010
Charges against reserve	$(146)	$(233)	$(234)
Asset impairment	1	5	26
Effects of foreign currency and other non-cash items	1	10	(5)
Restructuring Cash Payments	$(144)	$(218)	$(213)

The following table summarizes the total amount of costs incurred in connection with these restructuring programs by segment:

	Year Ended December 31,
	2012	2011	2010
Services	$71	$12	$104
Document Technology	82	23	325
Other	—	(2)	54
Total Net Restructuring Charges	$153	$33	$483

Refer to the "Restructuring and Asset Impairment Charges" section of our MD&A for additional discussion of net restructuring charges for the three years ended December 31, 2012.